LOSS PER SHARE - Net loss attributed to the ordinary shares (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018		Sep. 30, 2019	Sep. 30, 2018		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net loss attributed to the ordinary shares	$ (1,147)	$ (1,203)	[1]	$ (4,269)	$ (1,515)	[1],[2]	$ (1,729)	$ (5,301)	$ (14,403)

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.
[2]	* See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.** Reclassified.